Report of the directors financial review risk report - Trading VaR, 99% 1 day (Details) - Trading Portfolios - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Disclosure of financial assets [line items]
Value at risk	$ 38.7	$ 43.4	$ 44.4
Average
Disclosure of financial assets [line items]
Value at risk	36.8	45.8	50.1
Maximum
Disclosure of financial assets [line items]
Value at risk	48.2	62.2	69.3
Minimum
Disclosure of financial assets [line items]
Value at risk	31.1	37.2	33.6
Foreign exchange and commodity
Disclosure of financial assets [line items]
Value at risk	13.6	13.7	10.4
Foreign exchange and commodity | Average
Disclosure of financial assets [line items]
Value at risk	15.0	11.3	10.6
Foreign exchange and commodity | Maximum
Disclosure of financial assets [line items]
Value at risk	31.8	25.7	19.9
Foreign exchange and commodity | Minimum
Disclosure of financial assets [line items]
Value at risk	6.9	7.1	5.6
Interest rate
Disclosure of financial assets [line items]
Value at risk	33.5	20.3	36.8
Interest rate | Average
Disclosure of financial assets [line items]
Value at risk	33.4	25.5	27.6
Interest rate | Maximum
Disclosure of financial assets [line items]
Value at risk	50.4	38.1	43.5
Interest rate | Minimum
Disclosure of financial assets [line items]
Value at risk	18.5	19.8	19.1
Equity
Disclosure of financial assets [line items]
Value at risk	15.8	21.5	26.3
Equity | Average
Disclosure of financial assets [line items]
Value at risk	16.5	29.0	25.0
Equity | Maximum
Disclosure of financial assets [line items]
Value at risk	24.3	40.5	41.3
Equity | Minimum
Disclosure of financial assets [line items]
Value at risk	12.1	21.1	13.6
Credit spread
Disclosure of financial assets [line items]
Value at risk	18.3	24.3	18.7
Credit spread | Average
Disclosure of financial assets [line items]
Value at risk	18.1	20.2	23.1
Credit spread | Maximum
Disclosure of financial assets [line items]
Value at risk	29.4	28.6	44.1
Credit spread | Minimum
Disclosure of financial assets [line items]
Value at risk	12.2	12.6	13.7
Portfolio diversification
Disclosure of financial assets [line items]
Value at risk	(42.5)	(36.4)	(47.8)
Portfolio diversification | Average
Disclosure of financial assets [line items]
Value at risk	(46.2)	$ (40.2)	$ (36.2)
Portfolio diversification | Maximum
Disclosure of financial assets [line items]
Value at risk
Portfolio diversification | Minimum
Disclosure of financial assets [line items]
Value at risk